Cost of Revenues - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cost of Revenue [Abstract]
Write-down of inventories and prepayment for vehicle purchase cost	¥ 50,190	$ 7,229	¥ 0	¥ 0